SHAREBASED COMPENSATION (Details 4) - $ / shares	12 Months Ended
	Jun. 27, 2020	Jun. 29, 2019
INTANGIBLE ASSETS
Weighted-Average Stock Price	$ 2.65	$ 4.10
Weighted-Average Probability	6.00%	6.00%
Weighted-Average Term in Years	3 years	3 years
Weighted-Average Volatility	83.30%	72.00%